COMPE TITIVE RE TURNS | UNION CONSTRUCTION JOBS | HOUSING OPPORTUNITIES Investing for the future 2018 ANNUAL R EPORT

514 projects $29.4B total economic benefits $11.6B personal income including wages and benefits, with $5.8 billion for construction workers $3.6B tax revenues ($1.2 billion state/local and $2.4 billion federal) 180,870 total jobs generated across communities 169.2M hours of on-site union construction work created 110,460 housing and healthcare units nationwide, with 66% affordable 1984–Present ECONOMIC IMPACTS All impact numbers in this report including jobs, wages & benefits, and other economic impacts are estimates calculated by Pinnacle Economics and the HIT using an IMPLAN model based on HIT project data and secondary source materials which are unaudited. In 2017 dollars. Includes projects financed by Building America CDE, a controlled affiliate (hereinafter referred to as “subsidiary”). 1 I write this letter energized by my first few months as Chief Executive Officer of the AFL-CIO Housing Investment Trust. I have been with the HIT since 1998, becoming its Chief Portfolio Manager in 2003. My knowledge of the HIT, its strategy and its mission is comprehensive. However, from my first day in my role as CEO, I have felt a renewed commitment to HIT’s mission and purpose. Our executive team and staff are passionate about leading the HIT into the next generation, and building on our extraordinary track record. We are dedicated to increasing our impact and expanding our reach. 2018 was a strong year for the HIT. We outperformed the Bloomberg Barclays US Aggregate Bond Index by 57 basis points on a gross basis and 15 basis points on a net basis for the year. This was the 25th of the past 26 calendar years of gross outperformance and the 16th of net outperformance. We outperformed our benchmark by continuing to invest in directly-sourced multifamily mortgage-backed securities—creating union construction work and developing or preserving affordable rental housing. In 2018, we sourced 14 such investments committing nearly $320 million of HIT’s capital. These multifamily investments are what make the HIT unique. They are what drive the portfolio’s alpha and also allow the HIT to serve as an important diversification tool for your Fund. HIT’s expertise in structuring construction-related securities is its competitive advantage. We have done very well delivering on this strategy, and I am committed to providing the HIT with the tools and resources to increase our outputs as we move forward. In 2019, the HIT will celebrate its 35th year in operation. Since it opened its doors, the need for the creation of quality, union construction jobs and the demand for affordable housing have only increased. So has the need for labor’s capital to be invested in alignment with its values. Never before has HIT’s mission been more important. We can and must do more. Thank you for your ongoing support of the HIT. Chang Suh Chief Executive Officer and Co-Chief Portfolio Manager TO OUR INVESTORS THE AFL-CIO HOUSING INVESTMENT TRUST (HIT) is an internally managed fixed-income mutual fund focused on high credit quality securities, primarily multifamily mortgage-backed securities (MBS). • Nearly $5.9 billion investment grade fixed-income mutual fund • 35-year history of generating competitive returns for pension funds and labor organizations, such as health and welfare funds. • Generates vital union construction jobs, affordable and workforce housing, and healthcare facilities. • 100% union labor requirement for all on-site construction.

AT A GLANCE 1490 SOUTHERN BOULEVARD 100% affordable housing project in the Crotona Park East neighborhood of the Bronx. 2 The American Labor Movement has been working for decades to expand its toolbox to defend worker’s rights and make sure good union jobs are a reality for more Americans. While our most traditional tools have been the power of collective action, mobilization and jobsite actions, our pension capital is a tool that continues to be harnessed more effectively each year to ensure that it is invested in line with our values. The AFL-CIO Housing Investment Trust is a prime example of the impact that is possible when pension capital is put to work improving the lives of working people. First and foremost, in 2018 the HIT continued to deliver on doing its part to ensure that retirees can rely on the security of their pensions by outperforming its benchmark on both a gross and net basis for the calendar year. But when pension capital is also put to work to fund the construction and preservation of affordable housing, the impact is immediate and measurable. Tradespeople get paid a living wage, their employers make additional contributions into their pension funds, communities have better access to affordable housing and their tax base is reinforced. In 2018 the HIT created an estimated 5.4 million hours of work for the men and women of the building trades while creating over 2,100 units of much-needed rental housing. The more the labor movement comes to expect these kinds of additional impacts from their pension fund managers, the better off pensions, the labor movement and America will be. The HIT leads by example. In 2018, the HIT welcomed Chang Suh as its new CEO. Chang and his team will lead the HIT into the next generation at a time when everyone in the labor movement is aiming higher and pushing the limits to effectuate lasting change. I am confident that the HIT will continue to build on its strong foundation and ensure that our pension capital is invested responsibly. Thank you for your continued support. In solidarity, Richard L. Trumka President, AFL-CIO, Trustee, AFL-CIO Housing Investment Trust

MESSAGE FROM THE AFL-CIO PRESIDENT “ The more the labor movement comes to expect these kinds of additional impacts from their pension fund managers, the better off pensions, the labor movement and America will be. The HIT leads by example.” “ Affordable housing isn’t just a real estate issue, it’s a wage issue. Increased pay and better benefits help provide a solution to the affordable housing crisis. The HIT’s strategy addresses this head on—creating a cycle that stimulates the economy, creates good jobs and strengthens our pension funds so our members can retire with dignity.” Liz Shuler, Secretary-Treasurer, AFL-CIO Trustee, AFL-CIO Housing Investment Trust 3 COMPETITIVE PERFORMANCE WITH A CONSISTENT STRATEGY 2018 RETURNS The AFL-CIO Housing Investment Trust (HIT) outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index (Barclays Aggregate or Benchmark), by 57 basis points on a gross basis and 15 basis points on a net basis for 2018. This was the 25th of the past 26 calendar years of gross outperformance and the 16th of net outperformance. The HIT’s gross and net returns were 0.58% and 0.16%, respectively, while the Benchmark returned 0.01%. HIT DIFFERENCE The HIT invests in government/agency quality multifamily mortgage-backed securities (MBS) with some form of prepayment protection, in lieu of corporate debt and most Treasury securities in the Benchmark. Multifamily MBS generally provide higher yields than securities of similar credit quality and interest rate risk. Multifamily MBS represented nearly 73% of HIT’s portfolio compared to less than 1% of the Benchmark at year-end. The constructionrelated multifamily MBS that are HIT’s specialization are not represented in the Barclays Aggregate. Further, with superior credit quality and no exposure to corporate bonds, the HIT can offer diversification from equities and other fixed income funds that hold corporate bonds. At year-end, 95.6% of the HIT’s portfolio was Government/Agency/AAA-rated compared to 72.8% of the Barclays Aggregate. We believe the longer-term value of HIT’s consistent strategy of investing in high credit quality securities, particularly multifamily MBS, is evidenced by comparing HIT’s returns to the AAA component of the Benchmark, which has similar credit quality and interest rate risk to the HIT. In our opinion, HIT’s track record of solid relative returns is due to its consistent execution of an investment strategy focused on high credit quality multifamily MBS. In addition, we believe the HIT should continue to provide relative value to fixed-income investors particularly when corporate bonds and equities produce low or negative returns, such as in 2008 and 2018. PERFORMANCE ATTRIBUTION Volatility towards the end of 2018 significantly impacted financial markets, resulting in diminished risk appetite. In this tumultuous environment, HIT’s better credit quality combined with higher income than the Benchmark, and prepayment-protected multifamily MBS, helped the HIT outperform the Benchmark. The poor performance by corporate bonds (-315 basis points excess return) was a primary contributor to the HIT’s relative performance. The HIT does not invest in corporate bonds, which represented 24% of the Benchmark as of December 31. As a benefit of its active management, additional positive contributors to HIT’s competitive risk-adjusted performance were its slightly short duration position relative to the Barclays Aggregate, as interest rates rose across the yield curve for the year, and its yield advantage. Although HIT’s high credit quality multifamily MBS contributed to its yield advantage, they are not immune to spread widening during periods of risk aversion and volatility. Spreads to Treasuries did increase across multifamily MBS products, contributing negatively to HIT’s performance.

DISCUSSION OF FUND PERFORMANCE (UNAUDITED) HIT GROSS RATE OF RETURN HIT NET RATE OF RETURN BARCLAYS AGGREGATE INDEX AAA COMPONENT 2008 2012 2009 2013 2016 2010 2014 2017 2011 2015 2018 COMPARISON OF A $50,000 INVESTMENT in the HIT and Barclays Aggregate (10 Years) for Periods Ending December 31 $70,373 $70,008 $75,000 $70,000 $65,000 $60,000 $55,000 $50,000 1-YEAR 3-YEAR 5-YEAR 10-YEAR AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2018 4% 3% 2% 1% 0% 0.58% 0.16% 0.01% 0.93% 2.16% 1.75% 2.06% 1.57% 2.91% 2.48% 2.52% 2.22% 3.86% 3.42% 3.48% 2.74% Past performance is no guarantee of future results. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate so that a participant’s units, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT’s current prospectus. The Barclays Aggregate is an unmanaged index and is not available for direct investment, although certain funds attempt to replicate this index. Returns for the index would be lower if they reflected the actual trading costs or expenses associated with management of an actual portfolio. “ The HIT continues to be a strong partner to multifamily development sponsors around the country. The HIT provides competitive and creative financing to do its part to address the ever-increasing demand for affordable housing.” Helen R. Kanovsky, Chair, Board of Trustees AFL-CIO Housing Investment Trust MARKET ENVIRONMENT IN 2018 U.S. economic growth accelerated to an estimated 3% in 2018 (from 2.3% in 2017) and the U.S. labor market remained strong, with an average of 220,000 jobs added each month and an unemployment rate ending the year at 3.9%. Amid this economic backdrop, average hourly earnings rose 3.3% year-over-year. However, high volatility and policy uncertainty weighed on financial markets, particularly towards year-end. Geopolitical risks persisted as trade tensions, mainly between the U.S. and China, added to the uncertainty. Indications of diminished growth in Europe, China, and Japan led to risk aversion and a flight to safety across asset classes. This included significant widening in U.S. corporate bond spreads and falling equity prices during the fourth quarter, amid some indications at the end of 2018 that the U.S. economy might be slowing. FEDERAL RESERVE ACTIONS AND INTEREST RATES Despite volatility in capital markets, the Federal Reserve maintained its course of tightening monetary policy. It hiked the fed funds rate four times—by 25 basis points in each of the meetings in March, June, September, and December—to a target range of 2.25% to 2.50% by December while also continuing to allow its balance sheet to contract. Concerns of a slowing economy and inflation remaining at or near the Fed’s 2% target for much of the year, make it likely that future tightening by the Fed will be data dependent. Even with significant Treasury rate declines beginning in the fourth quarter of 2018, interest rates rose across the yield curve for the year, with the curve flattening as short-term rates rose more than long-term rates. From year-end 2017 to year-end 2018, 2-, 3-, 5-, 10-, and 30-year Treasury yields rose by 61, 49, 31, 28, and 28 basis points, respectively. MULTIFAMILY MBS MARKET Economic, demographic and fundamental trends continued to support the multifamily market in 2018. Strong job growth and an increase in household formation gave support to the sector. In addition, rental vacancy rates remained below 5%, despite high levels of new supply in some markets and lower net absorption in the fourth quarter. Rent growth continued to increase nationally, with an increase of 4.2% annually, and U.S. apartment property prices rose 8.9% for the full year. While these strong fundamentals are evidence of the health of this sector from an investment standpoint, these same trends have added to the housing affordability crisis. Household formation has outpaced supply at all levels of affordability with a nationwide shortfall of more than 7.2 million units for the lowest income renter households. The affordable housing crisis across the nation and ongoing demand for capital will continue to offer investment opportunities for HIT. SPREADS With investors’ risk attitudes shifting over the year, spreads widened significantly as they required higher risk premiums for non-Treasury assets. Spreads on the high credit quality multifamily MBS that are HIT’s focus widened for the year. For FHA/Ginnie Mae permanent and construction/permanent MBS, and Fannie Mae DUS 10/9.5 in HIT’s portfolio, spreads widened by approximately 53, 29, and 18 basis points, respectively. HIT’S DIRECTLY-SOURCED MULTIFAMILY INVESTMENTS HIT’s direct sourcing of construction-related securities differentiates it from other investment vehicles. Constructionrelated securities typically help the HIT generate competitive risk-adjusted returns due to their high credit quality and yield spreads. In addition to financial benefits, HIT-financed projects create union construction work and affordable or workforce housing. These projects also generate benefits to the broader community as the construction impacts ripple through local economies. DISCUSSION OF FUND PERFORMANCE (UNAUDITED) continued 4 12/31/2017 09/30/2018 12/31/2018 Source: Bloomberg L.P. 2-YEAR 30-YEAR 3-YEAR 5-YEAR 10-YEAR 2018 TREASURY YIELD CURVE SHIFT 3.5% 3.1% 2.7% 2.3% 1.9% 1.5% GINNIE MAE PERMANENT GINNIE MAE CONSTRUCITON/PERMANENT FANNIE MAE MULTIFAMILY DUS 10/9.5 DEC-16 JUN-17 DEC-17 JUN-18 DEC-18 HISTORICAL MULTIFAMILY GENERIC SPREADS 160 140 120 100 80 60 40 20 Spreads to 10-Year Treasury in Basis Points Source: HIT and Securities Dealers. Source: Bloomberg L.P.

2018 CORPORATE SPREADS TO TREASURIES 160 140 120 100 80 60 Basis Points NOV 2018 APR 2018 JUL 2018 JAN 2018 OCT 2018 SEP 2018 MAR 2018 JUN 2018 DEC 2017 DEC 2018 MAY 2018 AUG 2018 FEB 2018 2018 was an active year for HIT’s direct sourcing and investing in multifamily investments, with nearly $319 million committed to 14 transactions. These investments, combined with three additional projects financed by HIT’s subsidiary, Building America, generated an estimated $1.1 billion in total economic impact and approximately 5.4 million hours of union construction work building 2,100 housing units. LOOKING AHEAD The Federal Reserve has signaled that it may pause its tightening of monetary policy as it assesses the economic and political situation. In our view, global economic growth appears to be decelerating, tensions between major powers are elevated, and political uncertainty continues in the U.S. In addition, the impact of the polarized government and the partial government shutdown present risks to the economy for 2019. Meanwhile, we believe, inflation and inflation expectations will continue to trend at or below the Fed’s target of 2%. In the current volatile and unpredictable environment, we believe that the multifamily sector offers investors attractive risk-adjusted value with spreads to Treasuries near a 3-year high, solid fundamentals, and high credit quality. Investors seeking a diversified portfolio may want to consider including secure investments that offer capital preservation. Given HIT’s lack of corporate credit and overweight to government/agency/AAA credit, it is our view that the HIT is well-positioned in the face of a global growth slowdown. Further, the HIT intends to continue managing its duration to be slightly shorter than the Barclays Aggregate. We believe this duration position should help contribute to HIT’s performance relative to the Barclays Aggregate if interest rates rise, while keeping the duration long enough to benefit from falling interest rates, consistent with most fixed income products. HIT’S STRATEGY Going forward, the HIT has a new commitment to identifying operational efficiencies while continuing to execute its longstanding strategy and seeking additional ways to help deliver more value to its participants. The result of this two-pronged approach is expected to increase the pipeline of investments while reducing HIT’s operational costs.

DISCUSSION OF FUND PERFORMANCE (UNAUDITED) continued As of December 31, 2018 HIT Barclays Aggregate HIT Barclays Aggregate CREDIT PROFILE U.S. Government/ Agency/AAA/Cash 95.6% 72.8% A & Below 0.1% 23.6% YIELD Current Yield 3.42% 3.19% Yield to Worst 3.48% 3.27% INTEREST RATE RISK Effective Duration 5.57 5.93 Convexity 0.08 0.17 CALL RISK Call Protected 76% 72% Not Call Protected 24% 28% Source: Haver Analytics, Bloomberg L.P. and the HIT. The calculations of the HIT yield herein represent widely accepted portfolio characteristics information based on coupon rate, current price and, for yield to worst, certain prepayment assumptions, and are not current yield or other performance data as defined by the SEC in Rule 482. Commercial MBS 1.92% U.S. Treasury Securities 2.23% Cash and Cash Equivalents 1.00% Multifamily Construction MBS 10.11% Single Family MBS 21.92% Multifamily Permanent MBS 62.82% 73% Multifamily Based on value of total investments, including unfunded commitments, as of December 31, 2018. PORTFOLIO DISTRIBUTION RISK COMPARISON 5 Economic impacts such as jobs, personal income, and tax revenue estimates are derived from an IMPLAN model. See inside back cover for additional detail. 6

2018 MULTIFAMILY INVESTMENT HIGHLIGHTS (UNAUDITED) YA PO AH TERRACE (EUGENE, OREGON) CONDO A HIT Investment: $7,405,000 Total Development Cost: $29,179,063 Units: 109 Union Construction Work: 136,000 Hours CONDO B HIT Investment: $7,879,300 Total Development Cost: $32,226,372 Units: 112 Union Construction Work: 178,000 Hours In 2018, the HIT financed the two-part substantial renovation of the Ya Po Ah Terrace Retirement Apartments in Eugene, Oregon. This 18-story, 221-unit mixed-income seniors’ housing apartment building was originally built in 1967. The project sponsor, Evergreen Union Retirement Association, is closely related to the Union Labor Retirement Association (ULRA). The ULRA was organized by labor leaders in the Portland Building Trades in 1962 as a non-profit providing housing and related facilities specially designed to meet the physical, social and psychological needs of seniors. Ya Po Ah Terrace, like Westmoreland’s Union Manor in Portland, Oregon, whose rehabilitation the HIT helped finance in 2015, is managed by Manor Management Services. The HIT purchased $15.3 million in Ginnie Mae mortgage-backed securities. This investment will create approximately 314,000 hours of union construction work. CHURCH & STATE (CLEVELAND, OHIO) HIT Investment: $39,000,000 Total Development Cost: $54,834,231 Units: 158 Union Construction Work: 459,000 Hours The HIT committed to its first project in the state of Ohio since 2012 with its investment in the $55 million Church & State project in downtown Cleveland. The project will bring 158 new units of housing to Cleveland as it continues its recent revitalization. This project brought together a local partnership which included the City of Cleveland, the Port of Cleveland, the Cleveland Building and Construction Trades Council, and the development team. The HIT purchased $39 million in Ginnie Mae mortgage-backed securities. The project will create over 450,000 hours of union construction work. Economic impacts such as jobs, personal income, and tax revenue estimates are derived from an IMPLAN model. See inside back cover for additional detail. 17 projects $1.1B total economic benefits $319M HIT investment; $24 million Building America New Markets Tax Credits $764M total development cost 5.4M hours of union construction work; 2,690 jobs 2,100 housing units with 990 affordable or workforce housing In 2017 dollars. Includes projects financed by Building America CDE, a controlled affiliate (hereinafter referred to as “subsidiary”). Economic impacts such as jobs, personal income, and tax revenue estimates are derived from an IMPLAN model and are unaudited. See inside back cover for additional detail. 2018 ECONOMIC IMPACTS “ By financing development projects built with 100% union labor, the HIT invests in assets which are built safely, on time and on budget by well trained and experienced tradespeople, including new opportunities for women, communities of color and veterans. When these same developments are built with our affiliates’ pension capital, it strengthens our pension funds.” Sean McGarvey, President, North America’s Building Trades Unions Trustee, AFL-CIO Housing Investment Trust

OTHER IMPORTANT INFORMATION (UNAUDITED) EXPENSE EXAMPLE Participants in the HIT incur ongoing expenses related to the management and distribution activities of the HIT, as well as certain other expenses. The expense example in the table above is intended to help participants understand the ongoing costs (in dollars) of investing in the HIT and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2018, and held for the entire period ended December 31, 2018. Actual Expenses: The first line of the table above provides information about actual account values and actual expenses. Participants may use the information in this line, together with the amount they invested, to estimate the expenses that they paid over the period. Simply divide the account value by $1,000 (for example, an $800,000 account value divided by $1,000 = 800), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six-Month Period Ended December 31, 2018” to estimate the expenses paid on a particular account during this period. Hypothetical Expenses (for Comparison Purposes Only): The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the HIT’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the HIT’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses a participant paid for the period. Participants may use this information to compare the ongoing costs of investing in the HIT and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that this example is useful in comparing funds’ ongoing costs only. It does not include any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. The HIT does not have such transactional costs, but many other funds do. AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES In addition to disclosure in the Annual and Semi-Annual Reports to Participants, the HIT also files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q, and following the first quarter of 2019, on Form N-PORT. The HIT’s reports on Form N-Q are made, and reports on N-PORT will be made, available on the SEC’s website at http://www.sec.gov. Participants may also obtain copies of the HIT’s Form N-Q and, following the initial filing, Form N-PORT reports, without charge, upon request, by calling the HIT collect at 202-331-8055. PROXY VOTING Except for its shares in its wholly owned subsidiary, HIT Advisers LLC, and shares in mutual funds holding short-term or overnight cash, if applicable, the HIT invests exclusively in nonvoting securities and has not deemed it necessary to adopt policies and procedures for the voting of portfolio securities. The HIT has reported information regarding how it voted in matters related to its subsidiary in its most recent filing with the SEC on Form N-PX. This filing is available on the SEC’s website at http://www.sec.gov. Participants may also obtain a copy of the HIT’s report on Form N-PX, without charge, upon request, by calling the HIT collect at 202-331-8055. 2018 HIT PARTICIPANTS MEETING The 2018 Annual Meeting of Participants was held in Washington, D.C., on Thursday, January 24, 2019. The following matters were put to a vote of the Participants at the meeting through the solicitation of proxies for the following: election of the Chair, election of the Class II Trustees and the selection of the HIT’s Independent Registered Public Accounting Firm. The results of those votes are shown in the table above. The following Trustees were not up for reelection and their terms of office continued after the meeting: Richard L. Trumka, Tony Stanley, Kenneth E. Rigmaiden, Jack F. Quinn, Jr., Vincent Alvarez, James Boland, Kenneth W. Cooper, David B. Durkee, Bridget Gainer, Jamie S. Rubin, Deidre L. Schmidt, and William C. Thompson, Jr. Beginning Account Value July 1, 2018 Ending Account Value December 31, 2018 Expenses Paid During Six-Month Period Ended December 31, 2018* Actual expenses $ 1,000 $ 1,017.70 $ 2.19 Hypothetical expenses (5% annual return before expenses) $ 1,000 $ 1,023.04 $ 2.19 * Expenses are equal to the HIT’s annualized six-month expense ratio of 0.43%, as of December 31, 2018, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half period). ANNUAL MEETING OF PARTICIPANTS: RESULTS Matter Votes For Votes Against Votes Abstaining* Helen R. Kanovsky, Chair 3,676,127.777 15,501.841 46,167.321 Sean McGarvey, Trustee 3,691,629.618 0 46,167.321 Elizabeth Shuler, Trustee 3,691,629.618 0 46,167.321 Ernst & Young LLP, Auditor 3,676,127.777 0 61,669.162 *Votes not cast: 1,678,176.015 8 FINANCIAL STATEMENTS DECEMBER 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM To the Board of Trustees and Participants of American Federation of Labor and Congress of Industrial Organizations Housing Investment Trust: Opinion on the Financial Statements We have audited the accompanying statement of assets and liabilities of American Federation of Labor and Congress of Industrial Organizations Housing Investment Trust (the Trust), including the schedule of portfolio investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Trust as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles. Basis for Opinion These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, brokers, and counterparties. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion. We have served as the Trust’s auditor since 2002. Tysons, Virginia February 22, 2019 10

STATEMENT OF ASSETS AND LIABILITIES December 31, 2018 (dollars in thousands, except per share data) Assets Investments, at value (cost $6,016,844) $ 5,892,454 Cash 3,453 Accrued interest receivable 18,288 Receivables for investments sold 197 Other assets 1,918 Total assets 5,916,310 Liabilities Payables for investments purchased 2,332 Redemptions payable 17,248 Income distribution payable, net of dividends reinvested of $12,199 1,364 Refundable deposits 474 Accrued salaries and fringe benefits 4,099 Other liabilities and accrued expenses 1,343 Total liabilities 26,860 Other commitments and contingencies (Note 4 of financial statements) — Net assets applicable to participants’ equity— Certificates of participation—authorized unlimited; Outstanding 5,413,844 units $5,889,450 Net asset value per unit of participation (in dollars) $ 1,087.85 Participants’ equity Participants’ equity consisted of the following: Amount invested and reinvested by current participants $ 6,021,554 Distributable earnings (accumulated losses) (132,104) Total participants’ equity $5,889,450 See accompanying Notes to Financial Statements. 11

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Participants of American Federation of Labor and Congress of Industrial Organizations Housing Investment Trust:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of American Federation of Labor and Congress of Industrial Organizations Housing Investment Trust (the Trust), including the schedule of portfolio investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Trust as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Trust's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, brokers, and counterparties. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Ernst & Young LLP

We have served as the Trust's auditor since 2002.
Tysons, Virginia
February 22, 2019

10

AFL-CIO HOUSING INVESTMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2018 (dollars in thousands, except per share data)

Assets		
	Investments, at value (cost $6,016,844)	$ 5,892,454
	Cash	3,453
	Accrued interest receivable	18,288
	Receivables for investments sold	197
	Other assets	1,918
	Total assets	**5,916,310**
Liabilities		
	Payables for investments purchased	2,332
	Redemptions payable	17,248
	Income distribution payable, net of dividends reinvested of $12,199	1,364
	Refundable deposits	474
	Accrued salaries and fringe benefits	4,099
	Other liabilities and accrued expenses	1,343
	Total liabilities	**26,860**
	Other commitments and contingencies (Note 4 of financial statements)	–
Net assets applicable to participants' equity–		
	Certificates of participation–authorized unlimited; Outstanding 5,413,844 units	**$5,889,450**
Net asset value per unit of participation (in dollars)		**$ 1,087.85**
Participants' equity		
	Participants' equity consisted of the following:	
	Amount invested and reinvested by current participants	$ 6,021,554
	Distributable earnings (accumulated losses)	(132,104)
	Total participants' equity	**$5,889,450**

See accompanying Notes to Financial Statements.

ANNUAL REPORT 2018

11

SCHEDULE OF PORTFOLIO INVESTMENTS continued December 31, 2018 (dollars in thousands) GINNIE MAE SECURITIES continued GINNIE MAE SECURITIES continued 14 SCHEDULE OF PORTFOLIO INVESTMENTS continued December 31, 2018 (dollars in thousands) FANNIE MAE SECURITIES continued FANNIE MAE SECURITIES (45.2% OF NET ASSETS) Interest Rate Maturity Date Face Amount Amortized Cost Value Single Family 2.43%2 12M LIBOR+169 Oct-2042 $ 10,318 $ 10,549 $ 10,535 2.57%2 1M LIBOR+25 Mar-2037 269 266 268 2.81%2 1M LIBOR+30 Jul-2043 10,988 10,919 10,953 2.83%2 1M LIBOR+32 Jun-2037 1,374 1,374 1,373 2.86%2 1M LIBOR+35 Mar-2043–Sep-2047 34,352 34,341 34,264 2.86%2 1M LIBOR+35 Nov-2047 26,104 26,135 25,968 2.89%2 1M LIBOR+38 Nov-2042 5,537 5,539 5,537 2.91%2 1M LIBOR+40 Apr-2037–Oct-2044 14,744 14,768 14,766 2.96%2 1M LIBOR+45 Oct-2042 8,161 8,206 8,190 2.97%2 1M LIBOR+46 Oct-2042 4,775 4,796 4,806 3.00% Apr-2031–Jun-2046 53,326 55,044 52,368 3.01%2 1M LIBOR+50 Dec-2040–Feb-2043 29,413 29,337 29,582 3.03%2 1M LIBOR+52 Jun-2042 3,398 3,415 3,416 3.06%2 1M LIBOR+55 Mar-2042 7,576 7,589 7,634 3.10%2 1M LIBOR+59 Mar-2041 4,893 4,929 4,930 3.11%2 1M LIBOR+60 Mar-2042–Oct-2043 12,332 12,375 12,458 3.21%2 1M LIBOR+70 Dec-2040 2,415 2,422 2,442 3.50% Oct-2026–Jan-2048 222,351 228,210 222,878 3.88%2 12M LIBOR+158 Apr-2034 721 736 741 3.93%2 12M LIBOR+153 Feb-2045 8,988 9,165 9,181 3.98%2 1Y UST+210.7 May-2033 353 354 370 4.00% May-2020–Jun-2048 157,555 162,992 161,082 4.08%2 6M LIBOR+155 Nov-2033 1,544 1,545 1,586 4.11%2 6M LIBOR+161 Aug-2033 146 145 150 4.30%2 12M LIBOR+155 Jul-2033 229 228 237 4.32%2 1Y UST+219 Aug-2033 890 889 935 4.37%2 1Y UST+222 Jul-2033 1,185 1,189 1,246 4.47%2 1Y UST+222 Aug-2033 547 546 575 4.50% Jan-2019–Jun-2048 102,811 106,711 106,906 4.52%2 12M LIBOR+164 Nov-2034 748 764 779 5.00% Jan-2019–Apr-2041 12,154 12,521 12,888 5.50% May-2020–Jun-2038 6,054 6,074 6,503 6.00% Nov-2028–Nov-2037 4,244 4,263 4,708 6.50% Sep-2028–Jul-2036 654 669 725 7.00% Sep-2027–May-2032 782 784 875 7.50% Jan-2027–Sep-2031 284 285 314 8.00% Apr-2030–May-2031 52 53 53 8.50% Dec-2021–Apr-2031 7 7 8 752,274 770,134 762,230 Interest Rate Maturity Date Face Amount Amortized Cost Value Multifamily 2.21% Dec-2022 $ 29,658 $ 29,666 $ 28,970 2.24% Dec-2022 29,856 29,864 29,194 2.26% Nov-2022 6,220 6,230 6,090 2.34% Sep-2026 28,500 28,638 26,985 2.38% Jul-2026 21,840 21,874 20,667 2.44% Aug-2026 22,400 22,400 21,408 2.46% Aug-2026 25,830 25,839 24,254 2.48% Oct-2028 24,990 25,084 23,326 2.49% Dec-2026 16,486 16,527 15,741 2.50% Jun-2026 60,000 60,000 57,411 2.50% Jul-2026 37,680 37,757 35,539 2.57% Sep-2028 40,100 40,632 37,719 2.59%2 1M LIBOR+28 Mar-2028 35,971 35,971 36,033 2.60%2 1M LIBOR+29 Feb-2028 30,420 30,428 30,475 2.62%2 1M LIBOR+31 Mar-2028 38,275 38,290 38,343 2.65%2 1M LIBOR+34 Dec-2024 60,000 60,007 60,041 2.65%2 1M LIBOR+34 Jan-2028 22,425 22,431 22,446 2.65%2 1M LIBOR+35 Jan-2028 20,000 20,005 20,013 2.66%2 1M LIBOR+35 Dec-2027 32,050 32,056 32,105 2.70%2 1M LIBOR+40 Oct-2024 11,052 11,044 10,952 2.70% Nov-2025 15,697 15,712 15,398 2.71%2 1M LIBOR+40 Sep-2028 26,082 26,086 26,129 2.72%2 1M LIBOR+41 Aug-2027 35,483 35,491 35,527 2.72% Jul-2028 36,400 36,797 34,649 2.75%2 1M LIBOR+44 Nov-2022–May-2027 39,655 39,662 39,675 2.75% Jul-2028 15,649 15,835 15,029 2.80% Apr-2025 15,881 16,056 15,356 2.81% Sep-2027 12,400 12,495 12,031 2.85% Mar-2022 33,000 33,012 32,952 2.85% Dec-2027 23,590 23,656 22,866 2.87% Oct-2027 9,425 9,535 9,179 2.91% Jun-2031 25,000 25,205 23,359 2.92% Jan-2026–Apr-2028 34,255 34,361 33,673 2.92% Jun-2027 70,529 70,652 69,023 2.94% Jun-2027 29,000 29,053 28,366 2.94% Jul-2039 13,057 13,226 12,578 2.94% Sep-2027 30,000 30,211 29,123 2.97% May-2026–Nov-2032 33,157 33,616 31,833 15

SCHEDULE OF PORTFOLIO INVESTMENTS continued December 31, 2018 (dollars in thousands) FANNIE MAE SECURITIES continued FANNIE MAE SECURITIES continued Interest Rate Maturity Date Face Amount Amortized Cost Value 2.99% Jun-2025 $ 2,729 $ 2,736 $ 2,739 3.00% May-2027–Mar-2028 16,010 16,043 15,620 3.02% Jun-2027–Nov-2029 40,045 40,242 38,636 3.04% Apr-2030 25,100 25,201 24,272 3.05% Apr-2030 27,951 27,988 27,440 3.08% Jul-2029 12,814 12,861 12,129 3.10% Sep-2029 8,515 8,561 8,067 3.12% Mar-2025–Apr-2030 26,299 26,456 25,492 3.14% Apr-2029 7,889 7,913 7,739 3.15%2 1M LIBOR+85 Jan-2023 10,112 10,109 10,172 3.15% Jan-2027 20,360 20,394 20,214 3.17% Jul-2029–Sep-2029 39,212 39,463 37,685 3.18% Sep-2029–May-2035 22,404 22,764 21,588 3.20% Oct-2027 10,461 10,526 10,426 3.21% May-2030 7,032 7,158 6,929 3.24% Aug-2027 9,456 9,604 9,304 3.25% Nov-2027 10,456 10,522 10,450 3.26% Jan-2027 7,538 7,565 7,568 3.31% Oct-2027 16,045 16,221 16,093 3.32% Apr-2029 20,080 20,194 19,600 3.34% Dec-2029–Jan-2030 29,350 29,871 28,434 3.35% Feb-2029 19,746 20,042 19,813 3.36% Dec-2023–Oct-2029 19,422 19,451 19,641 3.40% Oct-2026 2,981 2,997 3,028 3.41% Sep-2023–Apr-2029 55,830 56,346 55,911 3.42% Apr-2035 5,409 5,501 5,235 3.43% Oct-2026 7,351 7,390 7,475 3.46% Dec-2023 3,500 3,507 3,599 3.54% Oct-2021 6,954 6,961 7,057 3.61% Sep-2023 6,381 6,413 6,586 3.63% Jul-2035 21,986 22,022 21,771 3.66% Oct-2023 4,683 4,711 4,847 3.67% Mar-2028 14,080 14,331 14,117 3.69% Jun-2030 24,863 24,863 25,298 3.77% Dec-2033 10,500 10,720 10,498 3.87% Sep-2023 2,463 2,494 2,564 4.06% Oct-2025 23,409 23,466 24,716 4.15% Jun-2021 8,836 8,839 9,034 Interest Rate Maturity Date Face Amount Amortized Cost Value 4.25% May-2021 $ 3,985 $ 3,985 $ 4,070 4.27% Nov-2019–Jan-2034 5,562 5,562 5,594 4.27% Jan-2034 75,058 75,386 78,378 4.32% Nov-2019 1,244 1,244 1,251 4.33% Nov-2019–Mar-2021 15,777 15,778 15,954 4.44% May-2020 5,598 5,598 5,666 4.50% Feb-2020 3,940 3,940 3,966 4.52% May-2021 3,916 3,922 4,029 4.56% Jul-2019 6,828 6,828 6,862 4.69% Jan-2020–Jun-2035 13,032 13,049 13,177 4.71% Mar-2021 5,494 5,500 5,653 4.73% Feb-2021 1,447 1,448 1,487 4.80% Jun-2019 1,983 1,983 1,992 5.05% Jun-2019 1,213 1,213 1,220 5.12% Jul-2019 8,054 8,054 8,110 5.13% Jul-2019 815 815 821 5.15% Oct-2022 1,323 1,325 1,378 5.25% Jan-2020 6,325 6,325 6,415 5.29% May-2022 4,885 4,885 5,179 5.30% Aug-2029 5,258 5,194 5,837 5.47% Aug-2024 7,680 7,695 7,928 5.60% Jan-2024 9,426 9,426 9,993 5.69% Jun-2041 4,556 4,671 5,129 5.75% Jun-2041 2,210 2,274 2,469 5.91% Mar-2037 1,763 1,792 1,927 5.96% Jan-2029 314 315 316 6.06% Jul-2034 8,219 8,360 8,315 6.15% Jan-2023 3,435 3,435 3,491 6.23% Sep-2034 1,201 1,232 1,267 6.28% Nov-2028 2,203 2,259 2,239 6.38% Jul-2021 4,829 4,831 5,075 6.52% May-2029 4,233 4,394 4,407 7.20% Aug-2029 692 686 713 7.75% Dec-2024 1,032 1,032 1,043 8.40% Jul-2023 233 232 237 8.50% Nov-2019 531 531 539 1,924,559 1,933,049 1,898,372 Total Fannie Mae Securities $2,676,833 $2,703,183 $2,660,602 16

GINNIE MAE CONSTRUCTION SECURITIES (4.0% OF NET ASSETS) Interest Rates3 Maturity Date Unfunded Commitments4 Face Amount Amortized Cost Value Permanent Construction Multifamily 3.25% 3.25% Jun-2059 $ 12,519 $ 18,982 $ 19,615 $ 17,568 3.30% 4.30% Nov-2058 235 20,290 20,893 19,852 3.34% 3.34% Sep-2059 20,101 22,661 23,518 20,983 3.35% 3.35% Aug-2059 4,160 2,527 2,730 2,270 3.38% 3.38% Aug-2059 32,241 3,294 4,184 1,537 3.38% 3.38% Aug-2059 13,715 30,970 31,868 29,791 3.38% 3.38% Jan-2060 12,465 47,939 47,950 46,478 3.39% 3.39% Feb-2059 3,562 11,113 11,409 10,842 3.48% 3.48% May-2059 4,150 10,428 10,733 10,215 3.49% 3.49% Aug-2058 391 11,009 11,292 11,074 3.57% 3.57% Nov-2059 31,622 18,137 18,885 17,366 3.65% 3.65% Nov-2058 159 10,437 10,602 10,406 3.74% 4.24% Aug-2059 10,157 5,778 6,097 5,774 3.78% 7.00% Aug-2060 39,915 25 328 382 4.15% 4.15% Sep-2051 1,922 15,944 16,006 16,025 4.15% 4.15% Apr-2060 27,279 — 682 851 4.19% 4.19% May-2060 28,565 25 411 892 4.20% 4.20% Aug-2060 37,905 9,854 10,813 10,985 4.29% 4.29% Jan-2060 6,850 75 224 338 4.35% 4.35% Jul-2060–Feb-2061 14,190 — 280 434 4.40% 4.40% May-2025–May-2060 9,200 — 207 403 4.53% 4.53% Nov-2060 15,284 — 458 888 Total Ginnie Mae Construction Securities $326,587 $239,488 $249,185 $235,354 SCHEDULE OF PORTFOLIO INVESTMENTS continued December 31, 2018 (dollars in thousands) FREDDIE MAC SECURITIES (13.0% OF NET ASSETS) Interest Rate Maturity Date Face Amount Amortized Cost Value Single Family 2.50% Jan-2043–Aug-2046 $ 16,831 $ 17,071 $ 15,956 2.76%2 1M LIBOR+30 Feb-2036 997 997 997 2.79%2 1M LIBOR+33 May-2037 80 80 80 2.81%2 1M LIBOR+35 Apr-2036–Mar-2045 24,721 24,735 24,681 2.86%2 1M LIBOR+40 Aug-2043 4,629 4,627 4,637 2.94%2 1M LIBOR+48 Oct-2040 3,715 3,712 3,732 2.96%2 1M LIBOR+50 Oct-2040–Jun-2044 33,229 33,245 33,425 3.00% Aug-2042–Sep-2046 69,338 70,914 67,989 3.01%2 1M LIBOR+55 Nov-2040 4,369 4,409 4,401 3.13%2 1M LIBOR+67 Aug-2037 3,791 3,835 3,833 3.50% Jan-2026–Oct-2046 172,646 177,116 173,390 4.00% Aug-2020–Aug-2047 158,436 165,226 162,064 4.00% Sep-2045 30,237 31,615 30,906 4.21%2 1Y UST+222 Jun-2033 226 225 234 4.50% Jan-2019–Dec-2044 48,189 50,428 50,365 4.52%2 12M LIBOR+177 Jul-2035 119 119 125 4.60%2 1Y UST+222 Oct-2033 485 482 509 5.00% Jan-2019–Mar-2041 6,443 6,470 6,779 5.50% May-2020–Jul-2038 3,234 3,222 3,465 6.00% Jul-2021–Feb-2038 4,470 4,518 4,970 6.50% Apr-2028–Nov-2037 631 637 714 7.00% Apr-2028–Mar-2030 52 49 58 7.50% Aug-2029–Apr-2031 49 48 56 8.00% Dec-2029 1 1 1 8.50% Jul-2024–Jan-2025 61 61 66 9.00% Mar-2025 31 31 34 587,010 603,873 593,467 17

Interest Rate Maturity Date Face Amount Amortized Cost Value Multifamily 2.68%2 1M LIBOR+33 Sep-2024 $ 20,636 $ 20,635 $ 20,499 2.77%2 1M LIBOR+42 May-2027 15,313 15,312 15,240 3.00%2 1M LIBOR+65 Jan-2023 6,694 6,694 6,694 3.05%2 1M LIBOR+70 Sep-2022 10,661 10,655 10,663 3.35% Oct-2033 33,450 33,255 32,528 3.28% Dec-2029 16,794 17,136 16,471 3.34% Dec-2029 9,853 10,100 9,710 3.38% Apr-2030 14,534 14,945 14,322 3.48% Jun-2030 18,967 19,659 18,791 3.60% Apr-2030 25,972 27,167 26,062 172,874 175,558 170,980 Total Freddie Mac Securities $759,884 $779,431 $764,447 SCHEDULE OF PORTFOLIO INVESTMENTS continued December 31, 2018 (dollars in thousands) FREDDIE MAC SECURITIES continued FHA CONSTRUCTION SECURITIES (0.1% OF NET ASSETS) Interest Rates3 Maturity Date Unfunded Commitments4 Face Amount Amortized Cost Value Permanent Construction Multifamily 4.10% 2.50% Oct-2060 $11,000 $11,000 $11,009 $8,567 Total FHA Construction Securities $11,000 $11,000 $11,009 $8,567 18

STATE HOUSING FINANCE AGENCY SECURITIES (5.2% OF NET ASSETS) Issuer Interest Rates3 Maturity Date Unfunded Commitments4 Face Amount Amortized Cost Value Permanent Construction Multifamily City of Rochester, MN — 0.84% Jun-2019 $ — $ 15,750 $ 15,750 $ 15,679 City of Chicago — 2.00% May-2019 — 5,700 5,703 5,697 Connecticut Housing Finance Auth5 — 3.25% Nov-2019 1,335 21,126 21,135 21,135 NYC Housing Development Corp 2.95% — Nov-2045 — 5,000 5,000 5,046 NYC Housing Development Corp 3.10% — Oct-2046 — 24,631 24,631 24,046 Connecticut Housing Finance Auth 3.25% — May-2050 — 12,500 12,385 10,790 NYC Housing Development Corp 3.75% — May-2035 — 4,405 4,405 4,431 MassHousing5 3.85% — Dec-2058 — 9,942 8,994 8,994 NYC Housing Development Corp 3.95% — Nov-2043 — 15,000 15,000 15,058 NYC Housing Development Corp 4.00% — Dec-2028–Nov-2048 — 15,000 15,103 15,233 MassHousing 4.04% — Nov-2032 — 1,305 1,305 1,306 MassHousing 4.13% — Dec-2036 — 5,000 5,000 5,096 NYC Housing Development Corp 4.13% — Nov-2053 — 10,000 10,000 10,029 NYC Housing Development Corp 4.20% — Dec-2039 — 8,305 8,305 8,391 NYC Housing Development Corp 4.25% — Nov-2025 — 1,150 1,150 1,168 NYC Housing Development Corp 4.29% — Nov-2037 — 1,190 1,190 1,191 Chicago Housing Authority 4.36% — Jan-2038 — 25,000 25,000 25,446 NYC Housing Development Corp 4.40% — Nov-2024 — 4,120 4,120 4,151 NYC Housing Development Corp 4.44% — Nov-2041 — 1,120 1,120 1,127 NYC Housing Development Corp 4.49% — Nov-2044 — 455 455 457 NYC Housing Development Corp 4.50% — Nov-2030 — 1,680 1,682 1,715 MassHousing 4.50% — Jun-2056 — 45,000 45,000 45,249 NYC Housing Development Corp 4.60% — Nov-2030 — 4,665 4,665 4,745 NYC Housing Development Corp 4.70% — Nov-2035 — 1,685 1,685 1,724 NYC Housing Development Corp 4.78% — Aug-2026 — 12,500 12,502 12,817 NYC Housing Development Corp 4.80% — Nov-2040 — 2,860 2,862 2,926 NYC Housing Development Corp 4.90% — Nov-2034–Nov-2041 — 8,800 8,800 8,916 NYC Housing Development Corp 4.95% — Nov-2039–May-2047 — 13,680 13,682 13,882 MassHousing 5.55% — Nov-2039 — 5,000 4,982 5,058 MassHousing 6.42% — Nov-2039 — 22,000 22,000 22,255 Total State Housing Finance Agency Securities $1,335 $304,611 $304,550 $303,758

SCHEDULE OF PORTFOLIO INVESTMENTS continued December 31, 2018 (dollars in thousands) 19 OTHER MUTIFAMILY INVESTMENTS (0.3% OF NET ASSETS) Issuer Interest Rates3 Maturity Date Face Amount Amortized Cost Value Permanent Construction Direct Loans Harry Silver Housing Company, Inc. (Level 3) — 5.60%2 1M LIBOR+325 Mar-2019 $ 5,197 $ 5,204 $ 4,681 Harry Silver Housing Company, Inc. (Level 3) — 5.60%2 1M LIBOR+325 Mar-2019 207 208 186 5,404 5,412 4,867 Privately Insured Construction/Permanent Mortgages6 IL Housing Development Authority 5.40% — Mar-2047 7,958 7,960 7,937 IL Housing Development Authority 6.20% — Dec-2047 3,026 3,036 3,015 IL Housing Development Authority 6.40% — Nov-2048 917 927 913 11,901 11,923 11,865 Total Other Multifamily Investments $17,305 $17,335 $16,732 COMMERCIAL MORTGAGE-BACKED SECURITIES (2.0% OF NET ASSETS) Issuer Interest Rate Maturity Date Face Amount Amortized Cost Value Nomura 2.77% Dec-2045 $ 10,000 $ 10,152 $ 9,813 Nomura 3.19% Mar-2046 20,000 20,365 19,990 JP Morgan 3.48% Jun-2045 10,000 10,432 10,024 Citigroup 3.62% Jul-2047 8,000 8,197 8,075 Barclays/JP Morgan 3.81% Jul-2047 2,250 2,306 2,290 RBS/Wells Fargo 3.82% Aug-2050 5,000 5,127 5,094 Deutsche Bank/UBS 3.96% Mar-2047 5,000 5,123 5,126 Barclays/JP Morgan 4.00% Apr-2047 5,000 5,124 5,133 Cantor/Deutsche Bank 4.01% Apr-2047 20,000 20,495 20,577 Barclays/JP Morgan 4.08% Feb-2047 6,825 7,151 7,034 Cantor/Deutsche Bank 4.24% Feb-2047 7,000 7,171 7,260 Deutsche Bank 5.00% Nov-2046 18,990 19,416 19,540 Total Commercial Mortgage Backed Securities $118,065 $121,059 $119,956

SCHEDULE OF PORTFOLIO INVESTMENTS continued December 31, 2018 (dollars in thousands) 20 SCHEDULE OF PORTFOLIO INVESTMENTS continued December 31, 2018 (dollars in thousands) UNITED STATES TREASURY SECURITIES (2.4% OF NET ASSETS) Interest Rate Maturity Date Face Amount Amortized Cost Value 1.63% May-2026 $ 10,000 $ 10,072 $ 9,338 2.13% May-2025 15,000 14,890 14,597 2.25% Nov-2024 30,000 30,550 29,488 2.25% Nov-2025 5,000 5,085 4,890 2.38% Aug-2024 50,000 50,342 49,550 2.88% Aug-2028 10,000 9,817 10,154 3.13% Nov-2028 20,000 20,491 20,746 Total United States Treasury Securities $ 140,000 $ 141,247 $ 138,763 Total Fixed-Income Investments $5,880,971 $5,957,307 $5,833,285 EQUITY INVESTMENT IN WHOLLY-OWNED SUBSIDIARY (LESS THAN 0.01% OF NET ASSETS) Issuer Face Amount (Cost) Amount of Dividends of Interest Value HIT Advisers7 (Level 3) $1 $— $(367) Total Equity Investment $1 $— $(367) SHORT-TERM INVESTMENTS (1.0% OF NET ASSETS) Issuer Interest Rate Maturity Date Face Amount Amortized Cost Value Blackrock Federal Funds 2.40%8 Jan-2019 $ 59,536 $ 59,536 $ 59,536 Total Short-Term Investments $ 59,536 $ 59,536 $ 59,536 Total Investments $5,940,508 $6,016,844 $5,892,454 21

SCHEDULE OF PORTFOLIO INVESTMENTS continued December 31, 2018 FOOTNOTES 1. Federally tax-exempt bonds collateralized by Ginnie Mae securities. 2. The interest rate shown on these floating or adjustable rate securities represents the rate at period end. Referenced rate and spread in basis points is also included. 3. Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier. 4. The HIT may make commitments in securities or loans that fund over time on a draw basis or forward commitments that fund at a single point in time. The unfunded amount of these commitments totaled $338.9 million at period end. Generally, GNMA construction securities fund over a 12- to 24-month period. Funding periods for State Housing Finance Agency construction securities and Direct Loans vary by project, but generally fund over a one- to 48-month period. Forward commitments generally settle within 12 months of the original commitment date. 5. Securities exempt from registration under the Securities Act of 1933 and were privately placed directly by a state housing agency (a not-for-profit public agency) with the HIT. The securities are backed by mortgages and are general obligations of the state housing agency, and therefore secured by the full faith and credit of said agency. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the HIT’s Board of Trustees. 6. Loans insured by Ambac Assurance Corporation, are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation. 7. The HIT has a participation interest in HIT Advisers, a Delaware limited liability company. HIT Advisers is a New York-based adviser currently exempt from investment adviser registration in New York. The investment in HIT Advisers is valued by the HIT’s valuation committee in accordance with the fair value procedures adopted by the HIT’s Board of Trustees, and approximates the carrying value of HIT Advisers and its subsidiary on a consolidated basis. The participation interest is not registered under the federal securities laws. 8. Rate indicated is the annualized 1-day yield as of December 31, 2018. KEY TO ABBREVIATIONS M Month Y Year LIBOR London Interbank Offered Rate UST U.S. Treasury 22

STATEMENT OF OPERATIONS For the Year Ended December 31, 2018 (dollars in thousands) Investment income $ 186,272 Expenses Non-officer salaries and fringe benefits 9,849 Officer salaries and fringe benefits 6,643 Consulting fees 1,798 Marketing and sales promotion (12b-1) 1,317 Investment management 1,304 Legal fees 661 Auditing, tax and accounting fees 519 Insurance 401 Trustee expenses 38 Rental expenses 1,230 General expenses 1,548 Total expenses 25,308 Net investment income 160,964 Net realized and unrealized gains (losses) on investments Net realized gains (losses) on investments 2,077 Net change in unrealized appreciation (depreciation) on investments (158,325) Net realized and unrealized gains (losses) on investments (156,248) Net increase (decrease) in net assets resulting from operations $ 4,716 See accompanying Notes to Financial Statements. 23

STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, 2018 and 2017 (dollars in thousands) Increase (decrease) in net assets from operations 2018 2017 Net investment income $ 160,964 $ 146,286 Net realized gains (losses) on investments 2,077 21,359 Net change in unrealized appreciation (depreciation) on investments (158,325) 17,333 Net increase (decrease) in net assets resulting from operations 4,716 184,978 Decrease in net assets from distributions Distributions to participants or reinvested (169,064) (165,397)* Increase (decrease) in net assets from unit transactions Proceeds from the sale of units of participation 99,566 330,734 Dividend reinvestment of units of participation 151,449 145,704 Payments for redemption of units of participation (396,442) (87,547) Net increase (decrease) from unit transactions (145,427) 388,891 Total increase (decrease) in net assets (309,775) 408,472 Net assets Beginning of period $ 6,199,225 $ 5,790,753 End of period $5,889,450 $6,199,225 Unit information Units sold 91,811 294,942 Distributions reinvested 139,684 130,001 Units redeemed (365,943) (78,150) Increase (decrease) in units outstanding (134,448) 346,793 See accompanying Notes to Financial Statements. *For the year ended December 31, 2017, the distributions to participants from net investment income were ($161,677) and from net realized gains were ($3,720). (See Note 11.) 24 NOTES TO FINANCIAL STATEMENTS NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (the Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information. Participation in the HIT is limited to eligible pension plans and labor organizations, including health and welfare, general, voluntary employees’ benefit associations, and other funds that have beneficiaries who are represented by labor organizations. The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States. The HIT follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. INVESTMENT VALUATION Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of each month. The HIT’s Board of Trustees is responsible for the valuation process and has delegated the supervision of the valuation process to a Valuation Committee. The Valuation Committee, in accordance with the policies and procedures adopted by the HIT’s Board of Trustees, is responsible for evaluating the effectiveness of the HIT’s pricing policies, determining the reliability of third-party pricing information, and reporting to the Board of Trustees on valuation matters, including fair value determinations. Following is a description of the valuation methods and inputs applied to the HIT’s major categories of assets. Portfolio securities for which market quotations are readily available are valued by using independent pricing services. For U.S. Treasury securities, independent pricing services generally base prices on actual transactions as well as dealer-supplied market information. For state housing finance agency securities, independent pricing services generally base prices using models that utilize trading spreads, new issue scales, verified bid information, and credit ratings. For commercial mortgagebacked securities, independent pricing services generally base prices on cash flow models that take into consideration benchmark yields and utilize available trade information, dealer quotes, and market color. For U.S. agency and government-sponsored enterprise securities, including single family and multifamily mortgage-backed securities, construction mortgage securities and loans, and collateralized mortgage obligations, independent pricing services generally base prices on an active TBA (“to-be-announced”) market for mortgage pools, discounted cash flow models, or option-adjusted spread models. Independent pricing services examine reference data and use observable inputs such as issue name, issue size, ratings, maturity, call type, and spread/ benchmark yields, as well as dealer-supplied market information. The discounted cash flow or option-adjusted spread models utilize inputs from matrix pricing, which consider observable market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity, and type. Investments in registered open-end investment management companies are valued based upon the NAV of such investments. When the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment. Portfolio investments for which market quotations are not readily available or deemed unreliable are valued at their fair value determined in good faith by the HIT’s Valuation Committee using consistently applied procedures adopted by the HIT’s Board of Trustees. In determining fair market value, the Valuation Committee will employ a valuation method that it believes reflects fair value for that asset, which may include the use of an independent valuation consultant or the utilization of a discounted cash flow model based on broker and/or other market inputs. The frequency with which these fair value procedures may be used cannot be predicted. However, on December 31, 2018, the Valuation Committee fair valued less than 0.01% of the HIT’s net assets utilizing internally derived unobservable inputs. Short-term investments acquired with a stated maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. The HIT holds a 100% ownership interest, either directly or indirectly in HIT Advisers LLC (HIT Advisers). HIT Advisers is valued at its fair value determined in good faith under consistently applied procedures adopted by the HIT’s Board of Trustees, which approximates its respective carrying value. 25

NOTES TO FINANCIAL STATEMENTS continued GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the HIT’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table presents the HIT’s valuation levels as of December 31, 2018: Investment Securities (dollars in thousands) Level 1 Level 2 Level 3 Total FHA Permanent Securities $ — $ 137,002 $ — $ 137,002 FHA Construction Securities — 8,567 — 8,567 Ginnie Mae Securities — 1,448,104 — 1,448,104 Ginnie Mae Construction Securities — 235,354 — 235,354 Fannie Mae Securities — 2,660,602 — 2,660,602 Freddie Mac Securities — 764,447 — 764,447 Commercial Mortgage-Backed Securities — 119,956 — 119,956 State Housing Finance Agency Securities — 303,758 — 303,758 Other Multifamily Investments Direct Loans — — 4,867 4,867 Privately Insured Construction/Permanent Mortgages — 11,865 — 11,865 Total Other Multifamily Investments — 11,865 4,867 16,732 United States Treasury Securities — 138,763 — 138,763 Equity Investments — — (367) (367) Short-Term Investments 59,536 — — 59,536 Total $59,536 $5,828,418 $4,500 $5,892,454 The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the year ended December 31, 2018: Investments in Securities (dollars in thousands) Other Multifamily Investments Equity Investment Total Beginning Balance, 12/31/2017 $5,620 $(843) $4,777 Paydown (260) — (260) Total Unrealized Gain (Loss)* (549) 476 (73) Cost of Purchases 56 — 56 Ending Balance, 12/31/2018 $4,867 $(367) $4,500 * Net change in unrealized gain (loss) attributable to Level 3 securities held at December 31, 2018 totaled $(73,000) and is included on the accompanying Statement of Operations. For the year ended December 31, 2018, there were no transfers in levels. Level 3 securities primarily consist of Direct Loans which were valued using an independent pricing service as of December 31, 2018 utilizing a discounted cash flow model. Weighted average lives for the loans were 1.18 years. Unobservable inputs include spreads to relevant U.S. Treasuries of 1400 basis points. A change in unobservable inputs may impact the value of the loans. USE OF ESTIMATES The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. FEDERAL INCOME TAXES The HIT’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the Internal Revenue Code), that are applicable to regulated investment companies, and to distribute all of its taxable income to its participants. Therefore, no federal income tax provision is required. Tax positions taken or expected to be taken in the course of preparing the HIT’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed for all open years the HIT’s tax positions taken on federal income tax returns and has concluded that no provision for income tax is required in the HIT’s financial statements. 26

The HIT files U.S. federal, state, and local tax returns as required. The HIT’s tax returns are subject to examination by the relevant tax authorities until the expiration of the applicable statutes of limitations, which is generally three years after the filing of the tax return but could be longer in certain circumstances. DISTRIBUTIONS TO PARTICIPANTS At the end of each calendar month, a pro-rata distribution is made to participants of the net investment income earned during the month. This pro-rata distribution is based on the participant’s number of units held as of the immediately preceding month-end and excludes realized gains (losses) which are distributed at year-end. Participants redeeming their investments are paid their pro-rata share of undistributed net income accrued through the month-end of the month in which they redeem. The HIT offers a reinvestment plan that permits current participants to automatically reinvest their distributions of income and capital gains, if any, into the HIT’s units of participation. Total reinvestment was approximately 90% of distributed income and capital gains, if any, for the year ended December 31, 2018. INVESTMENT TRANSACTIONS AND INCOME For financial reporting purposes, security transactions are accounted for as of the trade date. Gains and losses on securities sold are determined on the basis of amortized cost. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. 12b-1 PLAN OF DISTRIBUTION The HIT’s Board of Trustees has approved a Plan of Distribution under Rule 12b-1 under the Investment Company Act to pay for marketing and sales promotion expenses incurred in connection with the offer and sale of units and related distribution activities (12b-1 expenses). For the year ended December 31, 2018, the HIT was authorized to pay 12b-1 expenses in an annual amount up to $600,000 or 0.05% of its average monthly net assets, whichever was greater. During the year ended December 31, 2018, the HIT incurred approximately $1,317,000, or 0.02% of its average monthly net assets, in 12b-1 expenses. NOTE 2. INVESTMENT RISK INTEREST RATE RISK As with any fixed-income investment, the market value of the HIT’s investments will generally fall at times when market interest rates rise. Rising interest rates may also reduce prepayment rates, causing the average life of the HIT’s investments to increase. This could in turn further reduce the value of the HIT’s portfolio. PREPAYMENT AND EXTENSION RISK The HIT invests in certain fixed-income securities whose value is derived from an underlying pool of mortgage loans that are subject to prepayment and extension risk. Prepayment risk is the risk that a security will pay more quickly than its assumed payment rate, shortening its expected average life. In such an event, the HIT may be required to reinvest the proceeds of such prepayments in other investments bearing lower interest rates. The majority of the HIT’s securities backed by loans for multifamily projects include restrictions on prepayments for specified periods to mitigate this risk or include prepayment penalties to compensate the HIT. Prepayment penalties, when received, are included in realized gains. Extension risk is the risk that a security will pay more slowly than its assumed payment rate, extending its expected average life. When this occurs, the HIT’s ability to reinvest principal repayments in higher returning investments may be limited. These two risks may increase the sensitivity of the HIT’s portfolio to fluctuations in interest rates and negatively affect the value of the HIT’s portfolio. NOTE 3. TRANSACTIONS WITH RELATED ENTITIES HIT ADVISERS HIT Advisers, a Delaware limited liability company, was formed by the HIT to operate as an investment adviser and be registered, as appropriate under applicable federal or state law. HIT Advisers is owned by HIT directly (99.9%), and indirectly through HIT Advisers Managing Member (0.1%) which is also wholly owned by the HIT. This ownership structure is intended to insulate the HIT from any potential liabilities associated with the conduct of HIT Advisers business. The HIT receives no services from HIT Advisers and carries it as a portfolio investment that meets the definition of a controlled affiliate. NOTES TO FINANCIAL STATEMENTS continued 27

In accordance with a contract, in addition to its membership interest, the HIT provides HIT Advisers advances to assist with its operations and cash flow management as needed. Advances are expected to be repaid as cash becomes available. However, as with many start-up operations, there is no certainty that HIT Advisers will generate sufficient revenue to cover its operations and liabilities. Also in accordance with the contract, the HIT provides the time of certain personnel and allocates operational expenses to HIT Advisers on a cost-reimbursement basis. As of December 31, 2018, HIT Advisers had no assets under management. A rollforward of advances to HIT Advisers by the HIT is included in the table below: Advances to HIT Advisers by HIT (dollars in thousands) Beginning Balance, 12/31/2017 $ 872 Advances in 2018 154 Repayment by HIT Advisers LLC in 2018 (218) Ending Balance, 12/31/2018 $ 808 BUILDING AMERICA Building America, a wholly owned subsidiary of HIT Advisers, is a Community Development Entity, certified by the Community Development Financial Institutions Fund (CDFI Fund) of the U.S. Department of the Treasury. In accordance with a contract, the HIT provides the time of certain personnel to Building America and allocates operational expenses on a cost-reimbursement basis. Also, in accordance with the contract, the HIT provides Building America advances to assist with its operations and cash flow management as needed. Advances are repaid as cash becomes available. A rollforward of advances to Building America by the HIT is included in the table below: Advances to Building America by HIT (dollars in thousands) Beginning Balance, 12/31/2017 $ 45 Advances in 2018 1,275 Repayment by Building America in 2018 (1,256) Ending Balance, 12/31/2018 $ 64 Summarized financial information on a consolidated basis for HIT Advisers and Building America is included in the table below: (dollars in thousands) As of December 31, 2018 Assets $ 751 Liabilities $ 1,118 Equity $ (367) For the Year Ended December 31, 2018 Income $ 1,647 Expenses (1,430) Tax Expenses (68) Net Income (Loss) $ 149 NOTE 4. COMMITMENTS The HIT may make commitments in securities or loans that fund over time on a draw basis or forward commitments that fund at a single point in time. The HIT agrees to an interest rate and purchase price for these securities or loans when the commitment to purchase is originated. Certain assets of the HIT are invested in liquid investments until they are required to fund these purchase commitments. As of December 31, 2018, the HIT had outstanding unfunded purchase commitments of approximately $338.9 million. The HIT maintains a sufficient level of liquid securities of no less than the total of the outstanding unfunded purchase commitments. As of December 31, 2018, the value of liquid securities, less short-term investments, maintained in a custodial trading account was approximately $5.7 billion. NOTE 5. INVESTMENT TRANSACTIONS Purchases and sales of investments, excluding short-term securities and U.S. Treasury securities, for the year ended December 31, 2018, were $816.7 million and $94.9 million, respectively. NOTES TO FINANCIAL STATEMENTS continued 28

NOTE 6. INCOME TAXES No provision for federal income taxes is required since the HIT intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records were adjusted for permanent book/tax differences to reflect tax character. The tax character of distributions paid during 2018 and 2017 were as follows: (dollars in thousands) 2018 2017 Ordinary Investment Income $169,064 $161,677 Long-Term Capital Gain on Investments — 3,720 Total Distributions Paid to Participants or Reinvested $169,064 $165,397 As of December 31, 2018, the components of accumulated earnings on a tax basis were as follows: (dollars in thousands) 2018 Accumulated Capital Loss Carryforward $ (6,023) Unrealized Depreciation (124,390) Undistributed Ordinary Income 2,282 Other Temporary Differences (3,973) Total Accumulated Losses $(132,104) The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of deferred compensation plans, accrued expenses, and depreciation. During 2018, the HIT accumulated a capital loss carry forward of $6,023,000, consisting of $2,004,000 short-term and $4,019,000 long-term capital losses, which may be used to offset future capital gains for an unlimited period. For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. These reclassifications are primarily due to the different book and tax treatment of paydowns, distributions, meals and entertainment expenses, and insurance premiums paid. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2018, the HIT recorded the following permanent reclassifications: (dollars in thousands) 2018 Accumulated Net Investment Income $ 8,471 Accumulated Net Realized Losses $(8,100) Amount Invested and Reinvested by Current Participants $ (371) At December 31, 2018, the cost of investments for federal income tax purposes was $6,016,844,000, which approximated book cost at amortized cost. Net unrealized loss aggregated $124,390,000 at period-end, of which $27,540,000 related to appreciated investments and $151,930,000 related to depreciated investments. NOTE 7. RETIREMENT AND DEFERRED COMPENSATION PLANS The HIT participates in the AFL-CIO Staff Retirement Plan (Plan), which is a multiemployer defined benefit pension plan, under the terms of a collective bargaining agreement. The Plan covers substantially all employees, including non-bargaining unit employees. The risks of participating in a multiemployer plan are different from a single-employer plan in the following aspects: a. Assets contributed to a multiemployer plan by one employer may be used to provide benefits to employees of other participating employers. b. If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers based on their level of contributions to the plan. c. If the HIT chooses to stop participating in its multiemployer plan, the HIT may be required to pay the plan an amount based on the HIT’s share of the underfunded status of the plan, referred to as a withdrawal liability. The HIT’s participation in the Plan for the year ended December 31, 2018, is outlined in the table below. The “EIN/Pension Plan Number” line provides the Employer Identification Number (EIN) and the three-digit plan number. The most recent Pension Protection Act (PPA) zone status available as of December 31, 2018 is for the 2016 Plan year ended at June 30, 2017. The zone status is based on information that the HIT received from the Plan and is certified by the Plan’s actuary. Among other factors, plans in the red zone are generally less than 65% funded, plans in the yellow zone are less than 80% funded, and plans in the green zone are at least 80% funded. The “FIP/RP Status Pending/ Implemented” line indicates whether a financial improvement plan (FIP) or a rehabilitation plan (RP) is either pending or has been implemented. NOTES TO FINANCIAL STATEMENTS continued 29

Pension Fund: AFL-CIO Staff Retirement Plan EIN/Pension Plan Number 53-0228172 / 001 2016 Plan Year PPA Zone Status Green FIP/RP Status Pending/Implemented No 2018 Contributions $2,482,964 2018 Contribution Rate 24% Surcharge Imposed No Expiration Date of Collective Bargaining Agreement 03/31/2022 The HIT was listed in the Plan’s Form 5500 as providing more than 5% of the total contributions for the following plan year: Pension Fund Years Contributions to Plan Exceeded More Than 5 Percent of Total Contributions AFL-CIO Staff Retirement Plan 20161 1 The 2016 plan year ended at June 30, 2017. At the date the HIT financial statements were issued, the Plan’s Form 5500 was not available for the plan year ended June 30, 2018. The HIT also sponsors a deferred compensation plan, referred to as a 401(k) plan, covering substantially all employees. This plan permits employees to defer the lesser of 100% of their total compensation or the applicable Internal Revenue Service limit. During 2018, the HIT matched dollar for dollar the first $6,000 of each employee’s contributions. The HIT’s 401(k) contribution for the year ended December 31, 2018, was approximately $287,000. NOTE 8. LOAN FACILITY The HIT has a $15 million uncommitted loan facility that expires on June 10, 2019. Under this facility, borrowings bear interest per annum equal to 1.25% plus the highest of (a) the Federal Funds Effective Rate, (b) the Overnight Eurodollar Rate, or (c) the one-month LIBOR. The HIT did not borrow against the facility during, and had no outstanding balance under the facility for, the year ended December 31, 2018. No compensating balances are required. NOTE 9. CONTRACT OBLIGATIONS In the ordinary course of business, the HIT enters into contracts that contain a variety of indemnifications. The HIT’s maximum exposure under these arrangements is unknown. However, the HIT has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be low. NOTE 10. NEW ACCOUNTING PRONOUNCEMENT In February 2016, the FASB issued an Accounting Standards Update (“ASU”) No. 2016-02, Leases, and several amendments (collectively, “ASU 2016-02”), which requires lessees to recognize right-ofuse assets and lease liabilities arising from most operating leases on the statements of assets and liabilities. The HIT plans to adopt the new lease accounting guidance prospectively as of January 1, 2019 and does not expect this guidance will have a material impact on its statement of assets and liabilities or its statement of operations. NOTE 11. RECENT REGULATORY REPORTING UPDATES In August 2018, the U.S. Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to U.S. GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings (accumulated losses) on the Statements of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to participants, except for tax return of capital distributions, on the Statements of Changes in Net Assets. As of December 31, 2018, the HIT has implemented the amendments to Regulation S-X, which did not have a material impact on the its financial statements and related disclosures nor did it impact the HIT’s net assets or results of operations. NOTE 12. SUBSEQUENT EVENTS The HIT evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require adjustment to or disclosure in the HIT’s financial statements. NOTES TO FINANCIAL STATEMENTS continued 30

FINANCIAL HIGHLIGHTS Selected Per Share Data and Ratios for the Years Ended December 31 Per share data 2018 2017 2016 2015 2014 Net asset value, beginning of period $ 1,117.32 $ 1,113.29 $ 1,121.13 $ 1,140.10 $ 1,107.45 Income from investment operations: Net investment income* 29.25 27.36 27.46 29.41 32.48 Net realized and unrealized gains (losses) on investments (27.99) 7.58 (5.33) (16.43) 34.38 Total income (loss) from investment operations 1.26 34.94 22.13 12.98 66.86 Less distributions from: Net investment income (30.73) (30.23) (29.97) (31.95) (34.21) Net realized gains on investments — (0.68) — — — Total distributions (30.73) (30.91) (29.97) (31.95) (34.21) Net asset value, end of period $ 1,087.85 $ 1,117.32 $ 1,113.29 $ 1,121.13 $ 1,140.10 Total return 0.16% 3.17% 1.94% 1.13% 6.10% Net assets, end of period (in thousands) $ 5,889,450 $ 6,199,225 $ 5,790,753 $ 5,455,282 $ 4,859,337 Ratios/supplemental data Ratio of expenses to average net assets 0.42% 0.40% 0.41% 0.43% 0.43% Ratio of net investment income to average net assets 2.7% 2.4% 2.4% 2.6% 2.9% Portfolio turnover rate 15.3% 24.6% 20.3% 18.9% 18.3% *The average shares outstanding method has been applied for this per share information. See accompanying Notes to Financial Statements. 31

BOARD OF TRUSTEES Overall responsibility for the management of the HIT, the establishment of policies, and the oversight of activities is vested in its Board of Trustees. The list below provides the following information for each of the Trustees: Name, age, address, term of office, length of time served, principal occupations during at least the past five years and other directorships held.* The HIT’s Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by placing a collect call to the HIT’s Investor Relations Office at (202) 331-8055 or by viewing the HIT’s website at www.aflcio-hit.com. Correspondence intended for a trustee may be sent to the AFL-CIO Housing Investment Trust, 2401 Pennsylvania Avenue, NW, Suite 200, Washington, DC 20037. Name and Age Position Term of Office and Length of Time Served Principal Occupation During at Least Past 5 Years and Other Directorships Held Helen R. Kanovsky** Age 67 Chair Service Commenced January 2018, Term Expires 2019 General Counsel, Mortgage Bankers Association; formerly General Counsel, U.S. Department Housing & Urban Development; Chief Operating Officer & General Counsel, AFL-CIO Housing Investment Trust. Vincent Alvarez Age 50 Union Trustee Service Commenced December 2012, Term Expires 2019 President, New York City Central Labor Council; formerly Assistant Legislative Director, New York State AFL-CIO; New York City Central Labor Council Chief of Staff. James Boland Age 68 Union Trustee Service Commenced October 2010, Term Expires 2019 President, International Union of Bricklayers and Allied Craftworkers (“BAC”); Trustee, International Masonry Institute; Co-Chair, International Trowel Trades Pension Fund and BAC International Health Fund; Executive Board Member, BAC Staff Health Plan; Trustee BAC Local Union Officers and Employees Pension Fund and BAC Salaried Employees Pension Fund; formerly Executive Vice President and Secretary-Treasurer, BAC. Kenneth W. Cooper Age 58 Union Trustee Service Commenced January 2018, Term Expires 2020 International Secretary-Treasurer, International Brotherhood of Electrical Workers (“IBEW”); formerly International Vice President, Fourth District, IBEW. David B. Durkee Age 65 Union Trustee Service Commenced January 2018, Term Expires 2020 International President, Bakery, Confectionery, Tobacco Workers & Grain Millers Union (“BCTGM”); formerly International Secretary-Treasurer, BCTGM. Sean McGarvey** Age 56 Union Trustee Service Commenced December 2012, Term Expires 2021 President, North America’s Building Trades Unions; formerly Secretary-Treasurer, Building and Construction Trades Department, AFL-CIO. Kenneth E. Rigmaiden** Age 65 Union Trustee Service Commenced December 2011, Term Expires 2020 General President, International Union of Painters and Allied Trades of the United States & Canada (“IUPAT”); Director, Coalition of Black Trade Unionists and Board for Partnership for Working Families; formerly Assistant to the General President, IUPAT; National Project Coordinator, IUPAT Job Corps Program; Director, United Way Elizabeth Shuler ** Age 48 Union Trustee Service Commenced October 2009, Term Expires 2021 Secretary-Treasurer, AFL-CIO; Trustee, AFL-CIO Staff Retirement Plan; formerly Executive Assistant to the President, IBEW. Richard L. Trumka ** Age 69 Union Trustee Service Commenced December 1995, Term Expires 2020 President, AFL-CIO; Chairman, AFL-CIO Staff Retirement Plan; formerly Secretary-Treasurer, AFL-CIO. Bridget Gainer Age 50 Management Trustee Service Commenced January 2018, Term Expires 2020 Commissioner, Cook County Board; Vice President Global Affairs, Head of Public Affairs & Business Development & Strategy, Aon; formerly Director, Chicago Parks District. Jack Quinn, Jr.** Age 67 Management Trustee Service Commenced June 2005, Term Expires 2020 Senior Advisor for Public & Community Relations, Barclay Damon; Director, Kaiser Aluminum Corporation; formerly President, Erie Community College; formerly President, Cassidy & Associates; Member of Congress, 27th District, New York. Jamie S. Rubin Age 51 Management Trustee Service Commenced April 2018, Term Expires 2019 CEO, Meridiam Infrastructure North America Corp.; formerly Director of State Operations, State of New York; Commissioner, New York State Homes & Community Renewal; founding Executive Director, Governor’s Office of Storm Recovery. Deidre L. Schmidt Age 48 Management Trustee Service Commenced January 2018, Term Expires 2020 President & CEO, CommonBond Communities; formerly Principal, One Roof Global Consulting; Lecturer, Harvard Graduate School of Design; Executive Director, Affordable Housing Institute. Marlyn J. Spear, CFA+ Age 65 Management Trustee Service commenced March 1995, Term Expired January 2019 Director, Baird Funds, Inc.; Member, Greater Milwaukee Foundation Investment Committee; Chartered Financial Analyst designation and long-term investment management experience; formerly Chief Investment Officer, Building Trades United Pension Trust Fund (Milwaukee and Vicinity). Tony Stanley ** Age 85 Management Trustee Service Commenced December 1983, Term Expires 2019 Director, TransCon Builders, Inc.; formerly Executive Vice President, TransCon Builders, Inc. William C. Thomspon, Jr. Age 65 Management Trustee Service Commenced January 2018, Term Expires 2020 Senior Managing Director, Chief Administrative Officer, Siebert Cisneros Shank & Co., LLC; formerly Comptroller, City of New York. + As of December 31, 2018. Marlyn Spear did not stand for re-election as a Management Trustee at the 2018 Annual Meeting of Participants. * Includes any directorships in a corporation or trust having securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended, or subject to the requirements of Section 15(d) of such Act, or a company registered as an investment company under the Investment Company Act of 1940, as amended. **Executive Committee Member. 32

LEADERSHIP (as of February 2019) All officers of the HIT are located at 2401 Pennsylvania Avenue, NW, Suite 200, Washington, DC 20037 except Mr. Chandler who is located at 155 N. Lake Avenue, Suite 800, Pasadena, CA 91191.* Chang Suh, CFA, age 47; Chief Executive Officer/Co-Chief Portfolio Manager, AFL-CIO Housing Investment Trust since 2018; formerly Senior Executive Vice President and Chief Portfolio Manager, Assistant Portfolio Manager, and Senior Portfolio Analyst, AFL-CIO Housing Investment Trust; Senior Auditor, Arthur Andersen. Thalia B. Lankin, age 40; Chief Operating Officer, AFL-CIO Housing Investment Trust since 2018; Chief Operating Officer, Building America CDE, Inc.; formerly Chief Business Development Officer, Director of Operations, Chief of Staff and Special Counsel, AFL-CIO Housing Investment Trust. Erica Khatchadourian, age 51; Chief Financial Officer, AFL-CIO Housing Investment Trust since 2001; formerly Controller, Chief of Staff and Director of Operations, AFL-CIO Housing Investment Trust; Senior Consultant, Price Waterhouse. Nicholas C. Milano, age 51; General Counsel, AFL-CIO Housing Investment Trust since 2013; formerly Of Counsel, Perkins Coie LLP; Deputy General Counsel and Chief Compliance Officer, Legg Mason Capital Management; Deputy General Counsel and Chief Compliance Officer, AFL-CIO Housing Investment Trust; Senior Counsel, Division of Investment Management, Securities and Exchange Commission. Lesyllee White, age 56; Chief Marketing Officer, AFL-CIO Housing Investment Trust since 2018; formerly Executive Vice President and Managing Director of Defined Benefit Marketing, Director of Marketing, Regional Marketing Director and Senior Marketing Associate, AFL-CIO Housing Investment Trust; Vice President, Northern Trust Company. Michael Cook, CFA, FRM, age 38; Co-Chief Portfolio Manager, AFL-CIO Housing Investment trust since 2018; formerly Financial Analyst, Senior Financial Analyst, Assistant Portfolio Manager, Senior Portfolio Manager, AFL-CIO Housing Investment Trust. Theodore S. Chandler, age 59; Managing Director, Regional Operations, AFL-CIO Housing Investment Trust since 2018; formerly Chief Operating Officer, AFL-CIO Housing Investment Trust; Vice President, Fannie Mae; Deputy Director, Chief Financial Officer and General Counsel, Massachusetts Industrial Finance Agency. Christopher Kaiser, CFA, age 54; Deputy General Counsel (since 2008) and Chief Compliance Officer (since 2007), AFL-CIO Housing Investment Trust; formerly Associate General Counsel, AFL-CIO Housing Investment Trust; Branch Chief, Division of Investment Management, U.S. Securities and Exchange Commission. Harpreet Singh Peleg, CFA, age 45; Controller, AFL-CIO Housing Investment Trust since 2005; Chief Financial Officer, Building America CDE, Inc.; formerly Chief Financial Officer, AFL-CIO Investment Trust Corporation; Financial Analyst, Goldman Sachs & Co.; Senior Associate, Pricewaterhouse Coopers. J. Guy Carter IV, CFA, age 39; Senior Portfolio Manager, AFL-CIO Housing Investment Trust since 2016; formerly Assistant Portfolio Manager, AFL-CIO Housing Investment Trust; Portfolio Manager, and Senior Analyst, Freddie Mac. * No officer of the HIT serves as a trustee or director in any corporation or trust having securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended, or subject to the requirements of Section 15(d) of such Act, or any company registered as an investment company under the Investment Company Act of 1940, as amended. These officers are appointed annually, serving for a period of approximately one year or until their respective successors are duly appointed and qualified.

AFL-CIO HOUSING INVESTMENT TRUST Investors should consider the HIT’s investment objectives, risks, and expenses carefully before investing. A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at (202) 331-8055 or by viewing the HIT’s website at www.aflcio-hit.com. The prospectus should be read carefully before investing. The calculations of the HIT yield herein represent widely accepted portfolio characteristics information based on coupon rate, current price and, for yield to worst, certain prepayment assumptions, and are not current yield or other performance data as defined by the SEC in Rule 482. Job and economic benefit figures in this report are calculated using an IMPLAN input-output model developed by Pinnacle Economics, Inc. Estimates are calculated using HIT and Building America project data and are in 2017 dollars. This document contains forecasts, estimates, opinions, and/or other information that is subjective. Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate. There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn. Actual outcomes and results may differ significantly from the views expressed. It should not be considered as investment advice or a recommendation of any kind. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Tysons, Virginia LEGAL COUNSEL Dechert LLP Washington, DC TRANSFER AGENT BNY Mellon Investment Servicing (US) Inc. Wilmington, DE CUSTODIAN Bank of New York Mellon New York, New York 2401 Pennsylvania Ave, NW Suite 200 Washington, DC 20037 (202) 331-8055 www.aflcio-hit.com

AFL-CIO HOUSING INVESTMENT TRUST 2401 Pennsylvania Avenue, NW | Suite 200 | Washington, D.C. 20037 | 202-331-8055 www.aflcio-hit.com